Operational Ratios (Details)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Operational Ratios
Tier I Regulatory Capital	R$ 81,259,100	R$ 75,943,700	R$ 76,969,900
Principal Capital	75,042,800	69,229,000	69,919,800
Supplementary capital	6,216,300	6,714,700	7,050,100
Tier II Regulatory Capital	13,644,200	13,109,800	12,591,300
Regulatory Capital (Tier I and II)	94,903,300	89,053,500	89,561,200
Credit Risk (1)	560,780,900	559,230,600	527,119,300
Market Risk (2)	33,002,700	19,332,100	15,122,200
Operational Risk	60,491,100	60,073,200	58,499,800
Total RWA (3)	R$ 654,274,700	R$ 638,635,900	R$ 600,741,300
Basel I Ratio	12.43	11.89	12.81
Basel Principal Capital	11.48	10.84	11.64
Basel Regulatory Capital	14.51	13.94	14.91